Employee Benefits - Other Pre-tax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (benefit)	$ 0	$ 230	$ 0
Reversal of amortization items
Prior service cost (benefit)	(61)	(48)	(39)
Total recognized in other comprehensive loss (income) (pre-tax)	(61)	182	(39)
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (benefit)	(22)	(8)	(544)
Reversal of amortization items
Prior service cost (benefit)	971	976	949
Total recognized in other comprehensive loss (income) (pre-tax)	$ 949	$ 968	$ 405